Summary of Significant Accounting Policies (Details) - Schedule of Earnings Per Share, Basic and Diluted (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Schedule of Earnings Per Share, Basic and Diluted [Abstract]
Dilution net income per share	$ (0.22)	$ 0.06	$ (0.64)	$ 0.14	$ 0.55	$ 0.13